Loans and borrowings - Summary of Bank Loans and Bank Overdrafts (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings
Beginning Balance	€ 831	€ 411,452
Addition	2	225
Transaction costs related to borrowing costs		(1,100)
Payment of loans and borrowings	(627)	(420,708)
Amortization of borrowing costs		8,057
Reclassification of borrowing costs		2,846
Foreign currency rate adjustment	(12)	59
Ending Balance	194	831
Loans non-current
Disclosure of detailed information about borrowings
Beginning Balance	772	411,379
Addition		219
Transaction costs related to borrowing costs		(1,100)
Payment of loans and borrowings	(620)	(420,682)
Amortization of borrowing costs		8,057
Reclassification of borrowing costs		2,846
Foreign currency rate adjustment	(7)	53
Ending Balance	145	772
Loans current
Disclosure of detailed information about borrowings
Beginning Balance	3
Addition	2	6
Payment of loans and borrowings		(3)
Ending Balance	5	3
Overdrafts
Disclosure of detailed information about borrowings
Beginning Balance	56	73
Payment of loans and borrowings	(7)	(23)
Foreign currency rate adjustment	(5)	6
Ending Balance	€ 44	€ 56